Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company’s management evaluates estimates, including those related to tax assets and liabilities, fair values of stock-based awards, warrants to purchase the Company’s shares, capital note and inventories write-offs. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The accompanying consolidated financial statements have been prepared in U.S. dollars (“dollar” or “dollars”).

A substantial portion of the Company’s costs are incurred in New Israeli Shekels (“NIS”). However, the Company finances its operations mainly in U.S. dollars and a majority of the Company’s revenues are denominated in dollars. As such, the Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances that are denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with Accounting Standards Codification (“ASC”) No. 830, “Foreign Currency Matters”. All foreign currency transaction gains and losses are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries, intercompany transactions and balances have been eliminated upon consolidation.

Inventories
d.	Inventories:
Inventories are measured at the lower of cost and net realizable value, cost is computed on a first-in, first-out basis. The inventories consist of finished goods and raw materials.
Property and equipment
e.	Property and equipment:

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated by the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

%

Computers	15 – 33
Equipment	7 – 33
Office furniture	6 – 15
Leasehold improvements	(*)

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2017, 2016 and 2015, no impairment losses were identified.

Goodwill
f.	Goodwill:

Goodwill reflects the excess of the consideration transferred plus the fair value of any non-controlling interest in the acquiree at the business combination date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but rather is tested for impairment annually at the reporting unit level, or whenever events or circumstances present an indication of impairment. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.

The primary items that generate goodwill include the value of the synergies between the acquired companies and the Company and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset.

Goodwill is tested for impairment on an annual basis in the fourth quarter and whenever indicators of potential impairment requires an interim goodwill impairment analysis. The Company may first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company performs a qualitative assessment and concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, goodwill is not considered impaired and the two-step impairment test is not required. However, if the Company concludes otherwise, it is then required to perform a quantitative assessment for goodwill impairment.

The Company has early adopted a new guidance which simplifies the test for goodwill impairment. Under the new guidance, the Company performs its quantitative goodwill impairment test by comparing the fair value of its reporting unit with its carrying value. If the reporting unit’s carrying value is determined to be greater than its fair value, an impairment charge is recognized for the amount by which the carrying value exceeds the reporting unit’s fair value. If the fair value of the reporting unit is determined to be greater than its carrying amount, the applicable goodwill is not impaired and no further testing is required.

The evaluation of goodwill impairment requires the Company to make assumptions about future cash flows of the reporting unit being evaluated that include, among others, growth in revenues, margins realized, level of operating expenses and cost of capital. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

No goodwill was determined to be impaired during 2017.

Intangible assets

g.	Intangible assets:

Intangible assets and their useful lives are as follows:

Estimated useful life

Technology	Ten (10) years
Backlog	One (1) year

Intangible assets represent acquired technology and backlog. Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life, which is determined by identifying the period over which most of the cash flows are expected to be generated.

For definite life intangible assets, the Company reviews the carrying amounts for potential impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In evaluating recoverability, the Company groups assets and liabilities at the lowest level such that the identifiable cash flows relating to the group are largely independent of the cash flows of other assets and liabilities. The Company then compares the carrying amounts of the asset or asset groups with their respective estimated undiscounted future cash flows. If the definite life intangible asset or asset group are determined to be impaired, an impairment charge is recorded at the amount by which the carrying amount of the asset or asset group exceeds their fair value.

No intangible assets were determined to be impaired during 2017.

Revenue Recognition
h.	Revenue Recognition:

Revenues from ink and services are recognized in accordance with ASC No. 605-15, “Revenue Recognition” when delivery has occurred, persuasive evidence of an agreement exists, the vendor’s fee is fixed or determinable, and collectability is reasonably assured.

Other income, represent a recurring sale of production waste.

Cost of revenues
i.	Cost of revenues:

Cost of revenues is comprised of cost of materials production, employees’ salaries and related costs, allocated overhead expenses, packaging, import taxes, royalties paid to third parties, intangible amortization and to the Government of Israel and other programs, as described in Note 9.

Research and development, net
j.	Research and development, net:
Research and development expenses are charged to the consolidated statements of operations as incurred, net of grants received, as described in Note 2k.
Government grants
k.	Government grants:

The Company receives participation funds and grants, which represents participation of the government of Israel and European grants. These amounts are recognized on the accrual basis as a reduction of research and development costs as such costs are incurred.

Income taxes
l.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes”. This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that more likely than not to be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Accounting for stock-based compensation
m.	Accounting for stock-based compensation:

The Company accounts for share based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line attribution method over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The Black-Scholes option-pricing model requires a number of assumptions, of which the most significant are the expected stock volatility and the expected option term. Expected volatility was calculated based upon similar traded companies’ historical stock price movements. The Company uses the simplified method until such time as there is sufficient historical exercise data to allow the Company to make and rely upon assumptions as to the expected life of outstanding options. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically, the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option pricing model.

The fair value for options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31,
	2017	2016	2015

Dividend yield	0%	0%	0%
Expected volatility	64%-70%	68%-71%	64%- 69%
Risk-free interest	1.78%-2.28%	0.83%-0.97%	1.12%-1.63%
Expected life (in years)	7	2.98	4.38

Concentrations of credit risks

n.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. The Company’s cash balances are managed in major banks in Israel.

The majority of the Company’s cash and cash equivalents and short-term bank deposits are deposited in major banks in Israel. Deposits in Israel are not insured. Generally, these deposits may be withdrawn upon demand and therefore bear low risk.

The Company’s trade receivables are derived from sales mainly in Israel, Europe and the US. Concentration of credit risk with respect to trade receivables is limited by ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations and establishes an allowance for doubtful accounts based on factors that may affect a customers’ ability to pay, such as known disputes, age of the receivable balance and past experience. Allowance for doubtful accounts amounted to $2,720 and $0 as of December 31, 2017 and 2016, respectively. The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts. Actual collection experience may not meet expectations and may result in increased bad debt expense.

Severance pay
o.	Severance pay:

Pursuant to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”), the Company’s employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company to an Israeli insurance company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s balance sheet.

Severance expenses for the years ended December 31, 2017, 2016 and 2015 amounted to $40,568, $44,511 and $39,194, respectively.

Fair value of financial instruments

p.	Fair value of financial instruments:

The Company applies ASC 820, “Fair Value Measurements and Disclosures”. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In accordance with ASC 480, the Company measures its warrants to purchase the Company’s shares classified as liability and the capital note at fair value. The carrying amounts of cash, other current assets, trade payables and other accounts liabilities approximate their fair value due to the short-term maturity of such instruments.

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$2,035,378	$2,035,378
Capital note	-	-	57,658	57,658

Total financial liabilities	-	-	$2,093,036	$2,093,036

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	$-	$-	$1,117,321	$1,117,321
Capital note	-	-	45,493	45,493

Total financial liabilities	$-	$-	$1,162,814	$1,162,814

The following table presents reconciliations for the Company’s liabilities measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3):

Level 3

Balance at January 1, 2015	$882,298

Fair value of warrants issued and capital note	142,470
Changes in Fair value of warrants and capital note	(19,278)

Balance at December 31, 2015	1,005,490

Fair value of warrants issued to investors	183,260
Changes in Fair value of warrants and capital note	(25,936)

Balance at December 31, 2016	1,162,814

Proceeds from issuance of shares	684,015
Fair value of warrants granted for services	738,091
Changes in Fair value of warrants and capital note	(491,884)

Balance at December 31, 2017	$2,093,036

Basic and diluted net loss per share

q.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential of ordinary shares considered outstanding during the year in accordance with ASC 260, “Earnings Per Share”. Diluted loss per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus the dilutive effect of ordinary shares considered outstanding during the period.

The total number of shares related to the outstanding stock options excluded from the calculations of diluted loss per share, since it would have an anti-dilutive effect, was 1,429,713, 836,514 and 1,021,917 for 2017, 2016 and 2015, respectively. The total number of warrants to purchase ordinary shares related to the outstanding options excluded from the calculations of diluted loss per share, since it would have an anti-dilutive effect, was, 4,879,701, 2,834,410 and 2,542,262 for 2017, 2016 and 2015, respectively.

Business combination

r.	Business combination:

The Company accounted for business combination in accordance with ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings.

Acquisition related costs are expensed to the statement of operations in the period incurred.

Recently issued accounting standards

s.	Recently issued accounting standards:

1.	In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2014-09, “Revenue from Contracts with Customers” Topic 606). This ASU provides a five-step approach to account for revenue arising from contracts with customers. The ASU requires an entity to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new revenue standard permits companies to either apply the requirements retrospectively to all prior periods presented or apply the requirements in the year of adoption through a modified retrospective approach with a cumulative adjustment. Due to the Company’s emerging growth company status, these new standards will become effective for the Company starting the first quarter of 2019. The Company is in the process of determining the method of adoption and assessing the impact of ASU on the Company’s consolidated financial position, results of operations and cash flows.

2.	In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This update requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

This update also requires an entity to disclose the nature of restrictions on its cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. ASU No. 2016-18 will be effective from the first quarter of 2019 and early adoption is permitted.

The Company is currently reviewing this standard to assess the potential impacts on its consolidated financial statements.

3.	In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which will require lessees to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. However, unlike current GAAP, which requires only capital leases to be recognized on the balance sheet, the new guidance will require both types of leases to be recognized on the balance sheet. guidance will be effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020 and early adoption is permitted. The Company is currently evaluating the effects that the adoption of ASU No. 2016-02 will have on its consolidated financial statements.